Asset Retirement Obligations	12 Months Ended
Dec. 31, 2022
26. Asset Retirement Obligations
Asset Retirement Obligations
26.

ASSET RETIREMENT OBLIGATIONS
AROs mostly relate to reclamation of land at the thermal, hydro and combustion turbine sites; and the disposal of polychlorinated biphenyls in transmission and distribution equipment and a pipeline site.
Certain hydro, transmission and distribution assets may have additional AROs that cannot be measured as these assets are expected to be used for an indefinite period and, as a result, a reasonable estimate of the fair value of any related ARO cannot be made.
The change in ARO for the years ended December 31 is as follows:
millions of dollars 2022 2021
Balance, January 1 $

174 $

178
Accretion included in depreciation expense

9

10
Change in FX rate

3 (1)
Additions

1

1
Accretion deferred to regulatory asset (included in PP&E)

1 (2)
Liabilities settled
(1)
(1) (13)
Revisions in estimated cash flows (13) -

Other -

1
Balance, December 31 $

174 $

174
(1) Tampa Electric

produced ash and other by-products, collectively known as CCR's, at its Big Bend and Polk power stations. The decrease in ARO in 2021 was due to the closure of CCR management facilities.